LOANS - Corporate Troubled Debt Restructurings (Details) - Corporate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing receivable impaired
Carrying Value	$ 167	$ 56
TDRs involving changes in the amount and/or timing of principal payments	70	35
TDRs involving changes in the amount and/or timing of interest payments	0	18
TDRs involving changes in the amount and/or timing of both principal and interest payments	$ 97	3
Period within which default occurred post-modification	1 year
Number of days past due, default status	60 days
Carrying Value	$ 586	579
TDR in payment default	$ 1	0
Commercial market loans
Financing receivable impaired
Number of days past due, default status	90 days
Commercial and industrial
Financing receivable impaired
Carrying Value	$ 120	48
TDRs involving changes in the amount and/or timing of principal payments	67	30
TDRs involving changes in the amount and/or timing of interest payments	0	17
TDRs involving changes in the amount and/or timing of both principal and interest payments	53	1
Carrying Value	135	117
TDR in payment default	0	0
Financial institutions
Financing receivable impaired
Carrying Value	5	0
TDR in payment default	1	0
Mortgage and real estate
Financing receivable impaired
Carrying Value	47	8
TDRs involving changes in the amount and/or timing of principal payments	3	5
TDRs involving changes in the amount and/or timing of interest payments	0	1
TDRs involving changes in the amount and/or timing of both principal and interest payments	44	2
Carrying Value	138	107
TDR in payment default	0	0
Other
Financing receivable impaired
Carrying Value	308	355
TDR in payment default	$ 0	$ 0